Notes payable - Future Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Future maturities
2025	$ 102,195
2026	471,395
2027	318
2028	2,304
2029 and thereafter	3,191
Total future principal payments	$ 579,403